United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115
(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-09-30

Date of Reporting Period: 2024-09-30

Item 1.	Reports to Stockholders

Federated Hermes Core Bond Fund

Class A Shares | FGFSX

Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Core Bond Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$61	0.58%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (“Index”). See the Average Annual Total Returns table below for the returns of the Fund and Index. The Fund seeks to provide total return by investing primarily in a diversified portfolio of fixed-income securities including U.S. government securities, investment-grade corporate debt securities and mortgage-backed securities.

Top Contributors to Performance

■ The Fund’s overweight positions in commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS)

   contributed to relative Fund performance as those sectors outperformed Treasury securities where the Fund was underweight.

■ Security selection was a positive relative contributor as the Fund’s CMBS holdings outperformed the Index constituents.

Top Detractor from Performance

■ The Fund’s underweight allocation to the corporate bond sector detracted from relative Fund performance as corporate spreads tightened.

Annual Shareholder Report

Federated Hermes Core Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2014 to 9/30/2024

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Bloomberg US Aggregate Bond Index
9/30/2014	$9,554	$10,000
9/30/2015	$9,855	$10,294
9/30/2016	$10,212	$10,829
9/30/2017	$10,212	$10,836
9/30/2018	$10,091	$10,705
9/30/2019	$10,779	$11,807
9/30/2020	$11,198	$12,632
9/30/2021	$11,527	$12,518
9/30/2022	$9,778	$10,691
9/30/2023	$9,774	$10,760
9/30/2024	$10,916	$12,004

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	6.65%	(0.66%)	0.88%
Class A Shares without sales load	11.69%	0.25%	1.34%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$24,516,085
Number of Investments	52
Portfolio Turnover	97%
Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)	34%
Total Advisory Fees Paid	$0

Annual Shareholder Report

Federated Hermes Core Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Common Stocks	0.4%
Agency Risk Transfer Security	0.5%
Repurchase Agreements	0.8%
Asset-Backed Securities	2.3%
Non-Agency Mortgage-Backed Securities	4.0%
Cash Equivalents	6.2%
Collateralized Mortgage Obligations	12.4%
Corporate Debt Securities	21.6%
U.S Treasury Securities	30.2%
U.S Government Agency Mortgage-Backed Securities	31.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q804

29311-A (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Core Bond Fund

Institutional Shares | FGFIX

Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Core Bond Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$35	0.33%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (“Index”). See the Average Annual Total Returns table below for the returns of the Fund and Index. The Fund seeks to provide total return by investing primarily in a diversified portfolio of fixed-income securities including U.S. government securities, investment-grade corporate debt securities and mortgage-backed securities.

Top Contributors to Performance

■ The Fund’s overweight positions in commercial mortgage-backed securities (CMBS) and mortgage-backed securities (MBS)

   contributed to relative Fund performance as those sectors outperformed Treasury securities where the Fund was underweight.

■ Security selection was a positive relative contributor as the Fund’s CMBS holdings outperformed the Index constituents.

Top Detractor from Performance

■ The Fund’s underweight allocation to the corporate bond sector detracted from relative Fund performance as corporate spreads tightened.

Annual Shareholder Report

Federated Hermes Core Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2014 to 9/30/2024

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index
9/30/2014	$10,000	$10,000
9/30/2015	$10,346	$10,294
9/30/2016	$10,763	$10,829
9/30/2017	$10,785	$10,836
9/30/2018	$10,689	$10,705
9/30/2019	$11,452	$11,807
9/30/2020	$11,944	$12,632
9/30/2021	$12,331	$12,518
9/30/2022	$10,488	$10,691
9/30/2023	$10,510	$10,760
9/30/2024	$11,765	$12,004

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	11.94%	0.54%	1.64%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$24,516,085
Number of Investments	52
Portfolio Turnover	97%
Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)	34%
Total Advisory Fees Paid	$0

Annual Shareholder Report

Federated Hermes Core Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Common Stocks	0.4%
Agency Risk Transfer Security	0.5%
Repurchase Agreements	0.8%
Asset-Backed Securities	2.3%
Non-Agency Mortgage-Backed Securities	4.0%
Cash Equivalents	6.2%
Collateralized Mortgage Obligations	12.4%
Corporate Debt Securities	21.6%
U.S Treasury Securities	30.2%
U.S Government Agency Mortgage-Backed Securities	31.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q887

29311-B (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund

Class A Shares | FULAX

Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$53	0.51%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Short-Term Government/Corporate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing primarily in a diversified portfolio of investment-grade debt securities.

Top Contributors to Performance

■ Sector allocation added 1.03% of excess returns primarily from asset-backed securities which outperformed Treasuries during the reporting period.

■ Security selection, primarily from investment-grade corporate securities, added 0.46% of excess return during the reporting period.

■ Duration and yield curve management added 0.28% of excess return as the Fund’s duration was positioned longer than the Index in a period of declining interest rates over the reporting period.

Top Detractors from Performance

■ There were no material detractors from the relative Fund performance.

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2014 to 9/30/2024

Total Return Based on $10,000 Investment

	Class A Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Short-Term Government/Corporate Index	Lipper Ultra-Short Obligations Funds
9/30/2014	$10,000	$10,000	$10,000	$10,000
9/30/2015	$9,968	$10,294	$10,027	$10,016
9/30/2016	$10,071	$10,829	$10,092	$10,133
9/30/2017	$10,175	$10,836	$10,182	$10,270
9/30/2018	$10,316	$10,705	$10,343	$10,442
9/30/2019	$10,604	$11,807	$10,631	$10,727
9/30/2020	$10,819	$12,632	$10,823	$10,916
9/30/2021	$10,934	$12,518	$10,844	$10,982
9/30/2022	$10,720	$10,691	$10,817	$10,872
9/30/2023	$11,186	$10,760	$11,301	$11,408
9/30/2024	$11,968	$12,004	$11,960	$12,148

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares	7.00%	2.45%	1.81%
Bloomberg US Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Bloomberg US Short-Term Government/Corporate Index	5.83%	2.38%	1.81%
Lipper Ultra-Short Obligations Funds	6.48%	2.52%	1.95%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$2,844,615,916
Number of Investments	367
Portfolio Turnover	49%
Total Advisory Fees Paid	$6,729,603

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Project and Trade Finance Core Fund	1.1%
Bank Loan Core Fund	1.4%
High Yield Bond Core Fund	1.6%
Mortgage-Backed Securities	1.8%
Commerical Mortgage-Backed Securities	3.4%
Cash Equivalents	4.7%
U.S Treasury Securities	5.3%
Collateralized Mortgage Obligations	19.5%
Corporate Bonds	24.1%
Asset-Backed Securities	37.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q762

29291-A (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund

Institutional Shares | FULIX

Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.36%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Short-Term Government/Corporate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing primarily in a diversified portfolio of investment-grade debt securities.

Top Contributors to Performance

■ Sector allocation added 1.03% of excess returns primarily from asset-backed securities which outperformed Treasuries during the reporting period.

■ Security selection, primarily from investment-grade corporate securities, added 0.46% of excess return during the reporting period.

■ Duration and yield curve management added 0.28% of excess return as the Fund’s duration was positioned longer than the Index in a period of declining interest rates over the reporting period.

Top Detractors from Performance

■ There were no material detractors from the relative Fund performance.

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2014 to 9/30/2024

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Short-Term Government/Corporate Index	Lipper Ultra-Short Obligations Funds
9/30/2014	$10,000	$10,000	$10,000	$10,000
9/30/2015	$10,033	$10,294	$10,027	$10,016
9/30/2016	$10,182	$10,829	$10,092	$10,133
9/30/2017	$10,355	$10,836	$10,182	$10,270
9/30/2018	$10,545	$10,705	$10,343	$10,442
9/30/2019	$10,899	$11,807	$10,631	$10,727
9/30/2020	$11,156	$12,632	$10,823	$10,916
9/30/2021	$11,292	$12,518	$10,844	$10,982
9/30/2022	$11,087	$10,691	$10,817	$10,872
9/30/2023	$11,574	$10,760	$11,301	$11,408
9/30/2024	$12,416	$12,004	$11,960	$12,148

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	7.27%	2.64%	2.19%
Bloomberg US Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Bloomberg US Short-Term Government/Corporate Index	5.83%	2.38%	1.81%
Lipper Ultra-Short Obligations Funds	6.48%	2.52%	1.95%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$2,844,615,916
Number of Investments	367
Portfolio Turnover	49%
Total Advisory Fees Paid	$6,729,603

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Project and Trade Finance Core Fund	1.1%
Bank Loan Core Fund	1.4%
High Yield Bond Core Fund	1.6%
Mortgage-Backed Securities	1.8%
Commerical Mortgage-Backed Securities	3.4%
Cash Equivalents	4.7%
U.S Treasury Securities	5.3%
Collateralized Mortgage Obligations	19.5%
Corporate Bonds	24.1%
Asset-Backed Securities	37.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q747

29291-B (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund

Class R6 Shares | FULLX

Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$36	0.35%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Short-Term Government/Corporate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing primarily in a diversified portfolio of investment-grade debt securities.

Top Contributors to Performance

■ Sector allocation added 1.03% of excess returns primarily from asset-backed securities which outperformed Treasuries during the reporting period.

■ Security selection, primarily from investment-grade corporate securities, added 0.46% of excess return during the reporting period.

■ Duration and yield curve management added 0.28% of excess return as the Fund’s duration was positioned longer than the Index in a period of declining interest rates over the reporting period.

Top Detractors from Performance

■ There were no material detractors from the relative Fund performance.

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2014 to 9/30/2024

Total Return Based on $10,000 Investment

	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Short-Term Government/Corporate Index	Lipper Ultra-Short Obligations Funds
9/30/2014	$10,000	$10,000	$10,000	$10,000
9/30/2015	$10,033	$10,294	$10,027	$10,016
9/30/2016	$10,182	$10,829	$10,092	$10,133
9/30/2017	$10,355	$10,836	$10,182	$10,270
9/30/2018	$10,545	$10,705	$10,343	$10,442
9/30/2019	$10,899	$11,807	$10,631	$10,727
9/30/2020	$11,157	$12,632	$10,823	$10,916
9/30/2021	$11,295	$12,518	$10,844	$10,982
9/30/2022	$11,091	$10,691	$10,817	$10,872
9/30/2023	$11,579	$10,760	$11,301	$11,408
9/30/2024	$12,422	$12,004	$11,960	$12,148

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	7.28%	2.65%	2.19%
Bloomberg US Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Bloomberg US Short-Term Government/Corporate Index	5.83%	2.38%	1.81%
Lipper Ultra-Short Obligations Funds	6.48%	2.52%	1.95%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$2,844,615,916
Number of Investments	367
Portfolio Turnover	49%
Total Advisory Fees Paid	$6,729,603

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Project and Trade Finance Core Fund	1.1%
Bank Loan Core Fund	1.4%
High Yield Bond Core Fund	1.6%
Mortgage-Backed Securities	1.8%
Commerical Mortgage-Backed Securities	3.4%
Cash Equivalents	4.7%
U.S Treasury Securities	5.3%
Collateralized Mortgage Obligations	19.5%
Corporate Bonds	24.1%
Asset-Backed Securities	37.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q713

29291-D (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund

Service Shares | FULBX

Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$48	0.46%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Short-Term Government/Corporate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing primarily in a diversified portfolio of investment-grade debt securities.

Top Contributors to Performance

■ Sector allocation added 1.03% of excess returns primarily from asset-backed securities which outperformed Treasuries during the reporting period.

■ Security selection, primarily from investment-grade corporate securities, added 0.46% of excess return during the reporting period.

■ Duration and yield curve management added 0.28% of excess return as the Fund’s duration was positioned longer than the Index in a period of declining interest rates over the reporting period.

Top Detractors from Performance

■ There were no material detractors from the relative Fund performance.

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2014 to 9/30/2024

Total Return Based on $10,000 Investment

	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Short-Term Government/Corporate Index	Lipper Ultra-Short Obligations Funds
9/30/2014	$10,000	$10,000	$10,000	$10,000
9/30/2015	$9,977	$10,294	$10,027	$10,016
9/30/2016	$10,079	$10,829	$10,092	$10,133
9/30/2017	$10,205	$10,836	$10,182	$10,270
9/30/2018	$10,357	$10,705	$10,343	$10,442
9/30/2019	$10,645	$11,807	$10,631	$10,727
9/30/2020	$10,879	$12,632	$10,823	$10,916
9/30/2021	$11,001	$12,518	$10,844	$10,982
9/30/2022	$10,791	$10,691	$10,817	$10,872
9/30/2023	$11,253	$10,760	$11,301	$11,408
9/30/2024	$12,059	$12,004	$11,960	$12,148

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	7.17%	2.53%	1.89%
Bloomberg US Aggregate Bond IndexFootnote Reference*	11.57%	0.33%	1.84%
Bloomberg US Short-Term Government/Corporate Index	5.83%	2.38%	1.81%
Lipper Ultra-Short Obligations Funds	6.48%	2.52%	1.95%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$2,844,615,916
Number of Investments	367
Portfolio Turnover	49%
Total Advisory Fees Paid	$6,729,603

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Project and Trade Finance Core Fund	1.1%
Bank Loan Core Fund	1.4%
High Yield Bond Core Fund	1.6%
Mortgage-Backed Securities	1.8%
Commerical Mortgage-Backed Securities	3.4%
Cash Equivalents	4.7%
U.S Treasury Securities	5.3%
Collateralized Mortgage Obligations	19.5%
Corporate Bonds	24.1%
Asset-Backed Securities	37.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q754

29291-C (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $116,920

Fiscal year ended 2023 - $111,461

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $236,471

Fiscal year ended 2023 - $283,641

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
September 30, 2024

Share Class | Ticker	A | FGFSX	Institutional | FGFIX

Federated Hermes Core Bond Fund

A Portfolio of Federated Hermes Total Return Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
September 30, 2024
Principal Amount or Shares			Value
		U.S. TREASURIES—30.2%
		U.S. Treasury Bonds—7.7%
$ 600,000		1.750%, 8/15/2041	$ 425,060
645,000		2.375%, 11/15/2049	458,375
490,000		4.750%, 11/15/2043	528,589
425,000		4.750%, 11/15/2053	469,377
		TOTAL	1,881,401
		U.S. Treasury Notes—22.5%
750,000		2.500%, 3/31/2027	730,796
245,000		3.000%, 7/15/2025	242,973
75,000		3.750%, 12/31/2028	75,516
150,000		3.750%, 12/31/2030	150,893
1,150,000		4.000%, 1/15/2027	1,159,498
975,000		4.000%, 1/31/2029	991,694
650,000		4.000%, 1/31/2031	662,850
875,000		4.250%, 1/31/2026	879,667
25,000		4.375%, 12/15/2026	25,397
475,000		4.500%, 11/15/2033	501,722
100,000		4.625%, 5/31/2031	105,673
		TOTAL	5,526,679
		TOTAL U.S. TREASURIES (IDENTIFIED COST $7,619,186)	7,408,080
		MORTGAGE-BACKED SECURITIES—14.2%
		Federal Home Loan Mortgage Corporation—1.5%
98,138		1.500%, 2/1/2052	77,547
90,081		2.500%, 6/1/2037	84,589
244,992		2.500%, 12/1/2051	211,433
		TOTAL	373,569
		Federal National Mortgage Association—2.7%
128,873		2.000%, 6/1/2037	117,958
224,877		2.000%, 2/1/2052	186,099
241,099		3.000%, 6/1/2052	216,483
144,409		5.500%, 10/1/2053	146,828
		TOTAL	667,368
		Government National Mortgage Association—0.8%
187,011		5.500%, 8/20/2053	188,914
	[1]	Uniform Mortgage-Backed Securities, TBA—9.2%
700,000		2.000%, 10/1/2054	578,813
465,000		2.500%, 10/1/2054	401,262
210,000		3.000%, 10/1/2054	188,475
350,000		3.500%, 10/20/2054	328,994
280,000		4.000%, 10/20/2054	270,721
225,000		4.500%, 10/20/2054	222,134
175,000		5.000%, 10/20/2054	175,323
75,000		6.000%, 10/20/2054	76,259
		TOTAL	2,241,981
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,442,239)	3,471,832
Annual Financial Statements and Additional Information
1

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—10.8%
		Federal Home Loan Mortgage Corporation—2.0%
$ 491,235	[2]	REMIC, Series 4614, Class FG, 5.956% (30-DAY AVERAGE SOFR +0.614%), 9/15/2046	$ 485,040
		Federal National Mortgage Association—3.9%
8,267		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	8,462
473,261	[2]	REMIC, Series 2017-30, Class FA, 5.744% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	465,259
478,623	[2]	REMIC, Series 2024-25, Class FA, 6.380% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	478,092
		TOTAL	951,813
		Government National Mortgage Association—4.9%
494,681	[2]	REMIC, Series 2024-59, Class MF, 6.445% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	494,145
708,127	[2]	REMIC, Series 2024-59, Class FJ, 6.500% (30-DAY AVERAGE SOFR +1.250%), 4/20/2054	711,084
		TOTAL	1,205,229
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,635,927)	2,642,082
		COMMERCIAL MORTGAGE-BACKED SECURITY—4.0%
		Non-Agency Commercial Mortgage-Backed Security—4.0%
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036 (IDENTIFIED COST $1,029,990)	990,134
		ASSET-BACKED SECURITIES—2.0%
		Auto Receivables—0.2%
50,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	49,023
		Single Family Rental Securities—1.8%
115,000		Progress Residential Trust 2021-SFR7, Class E2, 2.640%, 8/17/2040	103,036
100,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	94,394
150,000	[3]	Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2028	142,991
100,000		Progress Residential Trust 2024-SFR1, Class D, 3.750%, 2/1/2041	94,256
		TOTAL	434,677
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $460,020)	483,700
		AGENCY RISK TRANSFER SECURITY—0.4%
100,000	[2]	FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 8.363% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $100,000)	104,781
	[2]	ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation ARM—0.0%
12,463		7.465%, 7/1/2035	12,821
		Federal National Mortgage Association ARM—0.2%
39,940		6.550%, 2/1/2036	40,768
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $52,481)	53,589
		INVESTMENT COMPANIES—47.2%
559,301		Federated Hermes Corporate Bond Strategy Portfolio	5,788,764
1,292,566		Federated Hermes Government Obligations Fund, Premier Shares, 4.84%[4]	1,292,566
524,710		Mortgage Core Fund	4,491,522
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $12,048,400)	11,572,852
		TOTAL INVESTMENT IN SECURITIES—109.0% (IDENTIFIED COST $27,388,243)[5]	26,727,050
		OTHER ASSETS AND LIABILITIES - NET—(9.0)%[6]	(2,210,965)
		TOTAL NET ASSETS—100%	$24,516,085
Annual Financial Statements and Additional Information
2

At September 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	1	$124,188	December 2024	$(576)
United States Treasury Notes 5-Year Long Futures	7	$769,180	December 2024	$859
United States Treasury Notes 10-Year Long Futures	6	$685,687	December 2024	$(779)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(496)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2024, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 9/30/2023	$2,493,886	$705,352	$2,996,824	$6,196,062
Purchases at Cost	$3,995,000	$21,941,075	$3,444,262	$29,380,337
Proceeds from Sales	$(1,025,000)	$(21,353,861)	$(2,200,000)	$(24,578,861)
Change in Unrealized Appreciation/Depreciation	$322,624	$—	$271,041	$593,665
Net Realized Gain/(Loss)	$2,254	$—	$(20,605)	$(18,351)
Value as of 9/30/2024	$5,788,764	$1,292,566	$4,491,522	$11,572,852
Shares Held as of 9/30/2024	559,301	1,292,566	524,710	2,376,577
Dividend Income	$183,666	$57,352	$194,296	$435,314

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $27,268,163.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
3

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$7,408,080	$—	$7,408,080
Mortgage-Backed Securities	—	3,471,832	—	3,471,832
Collateralized Mortgage Obligations	—	2,642,082	—	2,642,082
Commercial Mortgage-Backed Security	—	990,134	—	990,134
Asset-Backed Securities	—	340,709	142,991	483,700
Agency Risk Transfer Security	—	104,781	—	104,781
Adjustable Rate Mortgages	—	53,589	—	53,589
Investment Companies	11,572,852	—	—	11,572,852
TOTAL SECURITIES	$11,572,852	$15,011,207	$142,991	$26,727,050
Other Financial Instruments:[1]
Assets	$859	$—	$—	$859
Liabilities	(1,355)	—	—	(1,355)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(496)	$—	$—	$(496)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Class A Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.83	$8.09	$9.87	$9.77	$9.63
Income From Investment Operations:
Net investment income (loss)[2]	0.32	0.27	0.17	0.12	0.17
Net realized and unrealized gain (loss)	0.58	(0.27)	(1.64)	0.17	0.20
Total From Investment Operations	0.90	—	(1.47)	0.29	0.37
Less Distributions:
Distributions from net investment income	(0.30)	(0.26)	(0.31)	(0.19)	(0.23)
Net Asset Value, End of Period	$8.43	$7.83	$8.09	$9.87	$9.77
Total Return[3]	11.69%	(0.05)%	(15.17)%	2.94%	3.89%
Ratios to Average Net Assets:
Net expenses[4]	0.58%	0.58%	0.58%	0.62%	0.66%
Net investment income	3.95%	3.24%	1.88%	1.24%	1.75%
Expense waiver/reimbursement[5]	1.91%	2.76%	2.18%	1.47%	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,078	$1,925	$1,671	$2,521	$4,534
Portfolio turnover[6]	97%	41%	131%	216%	333%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	34%	37%	68%	82%	203%

1	The Fund’s former Service Shares were re-designated as Class A Shares, effective May 27, 2021.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.84	$8.10	$9.88	$9.78	$9.63
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.28	0.19	0.15	0.21
Net realized and unrealized gain (loss)	0.59	(0.26)	(1.64)	0.16	0.20
Total From Investment Operations	0.92	0.02	(1.45)	0.31	0.41
Less Distributions:
Distributions from net investment income	(0.32)	(0.28)	(0.33)	(0.21)	(0.26)
Net Asset Value, End of Period	$8.44	$7.84	$8.10	$9.88	$9.78
Total Return[2]	11.94%	0.21%	(14.94)%	3.23%	4.30%
Ratios to Average Net Assets:
Net expenses[3]	0.33%	0.33%	0.33%	0.33%	0.37%
Net investment income	4.03%	3.48%	2.10%	1.53%	2.15%
Expense waiver/reimbursement[4]	1.57%	2.75%	2.12%	1.34%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,438	$8,930	$9,742	$17,173	$22,347
Portfolio turnover[5]	97%	41%	131%	216%	333%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[5]	34%	37%	68%	82%	203%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Statement of Assets and Liabilities
September 30, 2024

Assets:
Investment in securities, at value including $11,572,852 of investments in affiliated holdings* (identified cost $27,388,243, including $12,048,400 of identified cost in affiliated holdings)	$26,727,050
Cash	1,324
Income receivable	81,162
Income receivable from affiliated holdings	40,360
Receivable for investments sold	2,814
Receivable for shares sold	37,909
Total Assets	26,890,619
Liabilities:
Payable for investments purchased	2,279,142
Payable for shares redeemed	6,275
Payable for variation margin on futures contracts	5,970
Income distribution payable	8,364
Payable to adviser (Note 5)	2,076
Payable for administrative fee (Note 5)	52
Payable for other service fees (Notes 2 and 5)	226
Accrued expenses (Note 5)	72,429
Total Liabilities	2,374,534
Net assets for 2,904,538 shares outstanding	$24,516,085
Net Assets Consist of:
Paid-in capital	$28,161,594
Total distributable earnings (loss)	(3,645,509)
Total Net Assets	$24,516,085
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,078,347 ÷ 127,902), $0.001 par value, 500,000,000 shares authorized	$8.43
Offering price per share (100/95.50 of $8.43)	$8.83
Redemption proceeds per share	$8.43
Institutional Shares:
Net asset value per share ($23,437,738 ÷ 2,776,636), $0.001 par value, 1,000,000,000 shares authorized	$8.44
Offering price per share	$8.44
Redemption proceeds per share	$8.44

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Operations
Year Ended September 30, 2024

Investment Income:
Dividends received from affiliated holdings*	$435,314
Interest	385,545
TOTAL INCOME	820,859
Expenses:
Investment adviser fee (Note 5)	65,653
Administrative fee (Note 5)	15,554
Custodian fees	9,871
Transfer agent fees (Note 2)	14,774
Directors’/Trustees’ fees (Note 5)	2,167
Auditing fees	37,519
Legal fees	10,754
Portfolio accounting fees	117,165
Other service fees (Notes 2 and 5)	3,126
Share registration costs	62,313
Printing and postage	20,306
Miscellaneous (Note 5)	5,993
TOTAL EXPENSES	365,195
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(65,653)
Reimbursements of other operating expenses (Notes 2 and 5)	(233,609)
TOTAL WAIVERS AND REIMBURSEMENTS	(299,262)
Net expenses	65,933
Net investment income	754,926
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized loss of $(18,351) on sales of investments in affiliated holdings*)	24,612
Net realized gain on futures contracts	27,089
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $593,665 on investments in affiliated holdings*)	1,141,763
Net change in unrealized depreciation of futures contracts	18,411
Net realized and unrealized gain (loss) on investments and futures contracts	1,211,875
Change in net assets resulting from operations	$1,966,801

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Changes in Net Assets

Year Ended September 30	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$754,926	$363,040
Net realized gain (loss)	51,701	(303,511)
Net change in unrealized appreciation/depreciation	1,160,174	(65,967)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,966,801	(6,438)
Distributions to Shareholders:
Class A Shares	(46,109)	(68,022)
Institutional Shares	(699,220)	(294,324)
Class R6 Shares[1]	—	(21)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(745,329)	(362,367)
Share Transactions:
Proceeds from sale of shares	17,528,602	4,040,207
Net asset value of shares issued to shareholders in payment of distributions declared	641,862	248,169
Cost of shares redeemed	(5,732,052)	(4,476,722)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,438,412	(188,346)
Change in net assets	13,659,884	(557,151)
Net Assets:
Beginning of period	10,856,201	11,413,352
End of period	$24,516,085	$10,856,201

1	Class R6 Shares were liquidated on October 27, 2023.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Notes to Financial Statements
September 30, 2024
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Core Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
On October 27, 2023, the Fund’s Class R6 Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information
10

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $299,262 is disclosed in various locations in this Note 2 and in Note 5.
Transfer Agent Fees
For the year ended September 30, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$1,017	$(356)
Institutional Shares	13,757	(6,176)
TOTAL	$14,774	$(6,532)
Annual Financial Statements and Additional Information
11

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$3,126
For the year ended September 30, 2024, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,261,890 and $115,171, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Option Contracts
The Fund buys or sells put and call options to manage duration and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At September 30, 2024, the Fund had no outstanding purchased or written option contracts.
Annual Financial Statements and Additional Information
12

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$496*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$27,089

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$18,411
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 9/30/2024		Year Ended 9/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	19,128	$158,328	134,951	$1,118,997
Shares issued to shareholders in payment of distributions declared	4,961	40,285	6,395	52,123
Shares redeemed	(142,082)	(1,160,364)	(102,022)	(830,908)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(117,993)	$(961,751)	39,324	$340,212
Annual Financial Statements and Additional Information
13

	Year Ended 9/30/2024		Year Ended 9/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,125,730	$17,370,274	359,695	$2,919,735
Shares issued to shareholders in payment of distributions declared	73,623	601,577	24,077	196,029
Shares redeemed	(562,287)	(4,570,206)	(447,494)	(3,645,814)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,637,066	$13,401,645	(63,722)	$(530,050)
	Year Ended 9/30/2024		Year Ended 9/30/2023
Class R6 Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	—	$—	181	$1,475
Shares issued to shareholders in payment of distributions declared	—	—	2	17
Shares redeemed	(193)	(1,482)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(193)	$(1,482)	183	$1,492
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,518,880	$12,438,412	(24,215)	$(188,346)

1	Class R6 Shares were liquidated on October 27, 2023.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$745,329	$362,367
As of September 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$3,650
Net unrealized depreciation	$(541,113)
Capital loss carryforwards and deferrals	$(3,108,046)
TOTAL	$(3,645,509)
At September 30, 2024, the cost of investments for federal tax purposes was $27,268,163. The net unrealized depreciation of investments for federal tax purposes was $541,113. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $301,363 and unrealized depreciation from investments for those securities having an excess of cost over value of $842,476. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales, mark-to-market of futures contacts and dollar roll adjustments.
As of September 30, 2024, the Fund had a capital loss carryforward of $3,108,046 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,371,649	$736,397	$3,108,046
The Fund used capital loss carryforwards of $38,376 to offset capital gains realized during the year ended September 30, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended September 30, 2024, the Adviser voluntarily waived $64,865 of its fee. In addition, the Adviser voluntarily reimbursed $6,532 and $227,077 of transfer agent fees and other operating expenses, respectively.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2024, the Adviser reimbursed $788.
Annual Financial Statements and Additional Information
14

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2024, the annualized fee paid to FAS was 0.083% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2024, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the year ended September 30, 2024, FSSC received $231 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.58% and 0.33% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2025, or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2024, were as follows:
Purchases	$7,528,384
Sales	$3,324,785
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest,
Annual Financial Statements and Additional Information
15

on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2024, the Fund had no outstanding loans. During the year ended September 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2024, there were no outstanding loans. During the year ended September 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended September 30, 2024, 98.90% of total ordinary income distributions qualified as business interest income for purposes of 163(j) under the Code and the regulations thereunder.
Annual Financial Statements and Additional Information
16

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Federated Hermes Total Return Series, Inc. and the Shareholders of Federated Hermes Core Bond Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Core Bond Fund (the Fund), a portfolio of Federated Hermes Total Return Series, Inc., including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 25, 2024
Annual Financial Statements and Additional Information
17

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Core Bond Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
18

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information
19

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the one-year and five-year periods, and was above the Performance Peer Group median for the three-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
20

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2023, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
21

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
22

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Core Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q804
CUSIP 31428Q887
29311 (11/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
September 30, 2024

Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX	R6 | FULLX

Federated Hermes Ultrashort Bond Fund

A Portfolio of Federated Hermes Total Return Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
September 30, 2024
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—37.1%
		Auto Receivables—19.6%
$ 4,000,000		Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 4,088,849
2,500,000		Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	2,559,079
4,000,000		Ally Auto Receivables Trust 2023-A, Class C, 6.080%, 1/15/2034	4,040,007
3,000,000		Ally Auto Receivables Trust 2024-1, Class C, 5.540%, 11/15/2029	3,066,361
3,500,000		Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	3,582,255
1,743,537		Ally Bank Auto Credit-Linked Notes 2024-A, Class B, 5.827%, 5/17/2032	1,769,434
2,615,306		Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	2,653,630
1,743,537		Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	1,768,014
93,097		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	92,949
5,320,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	5,311,817
3,416,607		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	3,379,654
18,800,000		AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	19,562,495
2,750,000		ARI Fleet Lease Trust 2021-A, Class B, 1.130%, 3/15/2030	2,685,584
2,546,000		ARI Fleet Lease Trust 2021-A, Class C, 1.450%, 3/15/2030	2,464,413
6,225,000		ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	6,269,989
1,310,000		ARI Fleet Lease Trust 2024-A, Class B, 5.160%, 11/15/2032	1,338,965
6,500,000		ARI Fleet Lease Trust 2024-B, Class A2, 5.540%, 4/15/2033	6,580,284
2,404,992	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class C, 6.780% (30-DAY AVERAGE SOFR +1.500%), 12/26/2031	2,407,213
601,248	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class D, 7.330% (30-DAY AVERAGE SOFR +2.050%), 12/26/2031	601,800
1,202,496	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class E, 8.880% (30-DAY AVERAGE SOFR +3.600%), 12/26/2031	1,203,042
3,650,000		BOF URSA FUNDING 2024-SN1A, Class C, 5.830%, 12/15/2028	3,725,269
4,650,000		BOF URSA FUNDING 2024-SN1A, Class D, 6.360%, 7/16/2029	4,767,076
800,000		CarMax Auto Owner Trust 2021-1, Class C, 0.940%, 12/15/2026	783,638
1,750,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	1,715,809
5,000,000		CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	5,082,505
3,500,000		CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	3,586,026
3,500,000		CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	3,583,302
7,000,000		CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	7,270,466
348,115		Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	346,638
174,593		Chase Auto Credit Linked Notes 2021-2, Class C, 0.969%, 12/26/2028	173,874
155,313		Chase Auto Credit Linked Notes 2021-2, Class D, 1.138%, 12/26/2028	154,700
85,690		Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	85,452
1,984,923		Chase Auto Credit Linked Notes 2021-3, Class B, 0.760%, 2/26/2029	1,958,428
518,787		Chase Auto Credit Linked Notes 2021-3, Class C, 0.860%, 2/26/2029	512,026
234,582		Chase Auto Credit Linked Notes 2021-3, Class E, 2.102%, 2/26/2029	232,452
5,300,000		Chesapeake Funding II LLC 2021-1A, Class B, 0.990%, 4/15/2033	5,241,989
2,000,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,973,059
2,550,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	2,491,653
1,000,000		Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,014,270
750,000		Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	753,261
1,750,000		Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,754,085
3,000,000		Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	3,070,833
4,500,000		Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	4,607,730
12,930,410	[1]	Chesapeake Funding II LLC 2024-1A, Class A2, 6.112% (30-DAY AVERAGE SOFR +0.770%), 5/15/2036	12,945,557
1,800,000		Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	1,858,044
3,500,000		Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	3,616,603
12,000,000	[1]	Citizens Auto Receivables Trust 2024-2, Class A2B, 5.882% (30-DAY AVERAGE SOFR +0.540%), 11/16/2026	12,005,054
14,500,000		Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	14,764,115
15,000,000		Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	15,005,843
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,619,353		Enterprise Fleet Financing LLC 2021-2, Class A2, 0.480%, 5/20/2027	$ 1,612,541
2,441,915		Enterprise Fleet Financing LLC 2021-3, Class A2, 0.770%, 8/20/2027	2,429,681
1,467,858		Enterprise Fleet Financing LLC 2022-3, Class A2, 4.380%, 7/20/2029	1,464,209
10,943,670		Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	11,180,280
16,900,000		Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	17,065,384
5,000,000		Enterprise Fleet Financing LLC 2024-2, Class A2, 5.740%, 12/20/2026	5,059,424
9,170,000		Enterprise Fleet Financing LLC 2024-3, Class A2, 5.310%, 4/20/2027	9,262,217
7,000,000		Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	7,220,700
2,565,000		Ford Credit Auto Owner Trust 2021-A, Class C, 0.830%, 8/15/2028	2,519,492
2,320,000		Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,349,765
4,000,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	4,145,260
14,000,000		Ford Credit Floorplan Master Owner 2023-1, Class B, 5.310%, 5/15/2028	14,147,048
10,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	10,119,397
13,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	13,315,008
2,650,000		GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	2,708,511
7,000,000		GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	7,120,499
6,750,000	[1]	General Motors 2024-1A, Class A2, 6.092% (30-DAY AVERAGE SOFR +0.750%), 3/15/2029	6,753,842
1,675,000		GM Financial Securitized Term 2021-1, Class B, 0.750%, 5/17/2027	1,658,258
1,375,000		GM Financial Securitized Term 2021-1, Class C, 1.040%, 5/17/2027	1,361,901
3,250,000		GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,327,930
6,000,000		GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	6,130,582
2,250,000		GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	2,308,630
1,600,000		GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	1,639,481
2,000,000		GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	2,046,803
1,800,000		GreenState Auto Receivables Trust, Class Sub., 6.500%, 6/15/2032	1,841,447
12,000,000		Hyundai Auto Lease Securitization Trust 2024 - A, Class A, 5.350%, 5/15/2028	12,188,679
7,000,000		Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	7,191,509
3,500,000		LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	3,595,595
2,300,000		LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	2,366,413
1,700,000		LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	1,748,570
7,000,000		Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	7,132,581
3,675,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	3,730,431
1,948,000		Navistar Financial Dealer Note Master Trust 2023-1, Class B, 6.480%, 8/25/2028	1,981,989
4,750,000	[1]	NextGear Floorplan Master Owner 2023-1A, Class A1, 6.442% (30-DAY AVERAGE SOFR +1.100%), 3/15/2028	4,780,132
7,650,000	[1]	NextGear Floorplan Master Owner Trust 2022-1A, Class A1, 6.392% (30-DAY AVERAGE SOFR +1.050%), 3/15/2027	7,667,606
12,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-1A, Class A1, 6.241% (30-DAY AVERAGE SOFR +0.900%), 3/15/2029	12,028,099
17,000,000	[1]	Nissan Master Owner Trust Receivables 2024-A, Class A, 6.012% (30-DAY AVERAGE SOFR +0.670%), 2/15/2028	17,027,273
1,300,000		PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	1,299,023
1,582,000		PenFed Auto Receivables Owner Trust 2022-A, Class C, 4.830%, 12/15/2028	1,574,323
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	801,593
458,573		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	456,665
653,940		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	653,549
264,386		Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	264,596
396,579		Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	397,219
308,450		Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	309,626
881,773		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	879,791
1,500,000		Santander Consumer Auto Receivables Trust 2021-AA, Class D, 1.570%, 1/15/2027	1,454,848
1,750,000		Santander Consumer Auto Receivables Trust 2021-AA, Class E, 3.280%, 3/15/2027	1,714,758
360,364		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	359,380
6,555,061		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	6,440,711
6,150,000		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	6,173,685
3,600,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	3,665,768
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 20,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.390%, 8/15/2031	$ 21,102,033
15,000,000		Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	15,201,512
6,000,000		SBNA Auto Lease Trust 2024-A, Class D, 6.040%, 4/15/2030	6,181,930
4,225,000		SBNA Auto Receivables Trust 2024-A, Class C, 5.590%, 1/15/2030	4,352,279
6,500,000		SBNA Auto Receivables Trust 2024-A, Class E, 8.000%, 4/15/2032	6,719,898
5,500,000		SFS Auto Receivables Securitization Trust 2023-1A, Class B, 5.710%, 1/22/2030	5,689,711
6,950,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	7,201,467
4,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	4,123,397
5,000,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	5,166,284
13,500,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	13,662,321
10,000,000		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	10,126,751
6,850,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	6,910,594
3,796,465		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	3,855,524
2,650,000		World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	2,644,631
1,685,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	1,651,974
3,000,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	2,880,846
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,389,320
		TOTAL	558,038,765
		Credit Card—5.1%
8,000,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/16/2029	8,238,979
10,000,000	[1]	Barclays Dryrock Issuance Trust 2023-2 A, Class A, 6.242% (30-DAY AVERAGE SOFR +0.900%), 8/15/2028	10,051,401
5,000,000		CARDS II Trust 2024-1A, Class B, 5.450%, 7/16/2029	5,034,167
5,000,000		CARDS II Trust 2024-1A, Class C, 5.840%, 7/16/2029	5,038,462
3,000,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.240%, 12/8/2027	3,035,112
6,750,000		Evergreen Credit Card Trust Series 2021-1, Class C, 1.420%, 10/15/2026	6,736,218
2,900,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/16/2027	2,915,851
5,000,000		Evergreen Credit Card Trust Series 2023-CRT3, Class C, 7.310%, 2/16/2027	5,007,561
5,000,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	5,055,891
8,000,000		First National Master Note Trust 2023-2, Class A, 5.770%, 9/17/2029	8,219,863
5,300,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	5,440,660
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	3,983,735
4,000,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,779,624
8,227,000		Golden Credit Card Trust 2022-4A, Class CR, 7.930%, 9/15/2027	8,388,501
3,000,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,968,898
2,000,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,978,749
3,625,000		Master Credit Card Trust 2023-1A, Class B, 5.140%, 6/21/2027	3,634,416
2,750,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,772,439
3,150,000		Master Credit Card Trust 2023-2A, Class B, 6.260%, 1/21/2027	3,169,816
6,100,000		Master Credit Card Trust 2023-2A, Class C, 6.890%, 1/21/2027	6,142,696
1,650,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,727,583
5,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	5,230,987
2,750,000		Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	2,771,574
3,500,000		Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	3,527,288
7,174,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	7,191,073
3,305,000		Trillium Credit Card Trust II 2023-1A, Class C, 6.060%, 3/26/2031	3,312,390
6,500,000		Trillium Credit Card Trust II 2023-3A, Class B, 6.256%, 8/28/2028	6,575,033
6,000,000		Trillium Credit Card Trust II 2023-3A, Class C, 6.937%, 8/28/2028	6,061,946
3,000,000		Trillium Credit Card Trust II 2024-1A, Class B, 5.527%, 12/27/2028	3,022,074
2,500,000		Trillium Credit Card Trust II 2024-1A, Class C, 6.016%, 12/27/2028	2,518,246
		TOTAL	143,531,233
		Equipment Lease—3.7%
3,750,000		Dell Equipment Finance Trust 2022-2, Class C, 4.740%, 7/22/2027	3,744,228
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 4,330,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	$ 4,299,557
3,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	3,520,144
2,500,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	2,522,247
10,000,000		Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	10,216,885
5,500,000		Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	5,619,370
3,500,000		Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	3,603,237
2,000,000		Dell Equipment Finance Trust 2024-1, Class B, 5.530%, 3/22/2030	2,046,956
1,000,000		Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	1,025,798
2,000,000		Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	2,051,256
1,048,137		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	1,048,829
2,500,000		DLLAD LLC 2024-1A, Class A2, 5.500%, 8/20/2027	2,523,887
6,700,000		DLLST LLC 2024-1A, Class A3, 144A, 5.050%, 8/20/2027	6,752,371
2,610,000		Great America Leasing Receivables 2021-1, Class B, 0.720%, 12/15/2026	2,584,259
4,000,000		Great America Leasing Receivables 2023-1, Class B, 5.210%, 3/15/2030	4,068,804
3,000,000		Great America Leasing Receivables 2023-1, Class C, 5.500%, 3/17/2031	3,039,270
3,700,000		Great America Leasing Receivables 2024-1, Class B, 5.180%, 12/16/2030	3,784,643
1,225,000		Great America Leasing Receivables 2024-1, Class C, 5.430%, 12/15/2031	1,250,569
11,760,000		Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	11,951,131
7,000,000		HPEFS Equipment Trust 2023-2A, Class D, 7.180%, 7/21/2031	7,097,756
7,700,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 12/22/2031	7,836,988
10,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	10,759,615
4,703,213		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	4,726,155
		TOTAL	106,073,955
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 5.709% (CME Term SOFR 1 Month +0.854%), 8/25/2034	28,772
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	28,772
		Manufactured Housing—0.0%
1,615		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	1,619
		Other—2.6%
10,500,000	[1]	PFS Financing Corp. 2023-D, Class B, 6.992% (30-DAY AVERAGE SOFR +1.650%), 8/16/2027	10,526,162
7,600,000	[1]	PFS Financing Corp. 2024-A, Class B, 6.642% (30-DAY AVERAGE SOFR +1.300%), 1/15/2028	7,616,580
20,000,000	[1]	PFS Financing Corp. 2024-C, Class A, 6.142% (30-DAY AVERAGE SOFR +0.000%), 4/17/2028	20,068,220
3,500,000	[1]	PFS Financing Corp. 2024-C, Class B, 6.542% (30-DAY AVERAGE SOFR +1.200%), 4/17/2028	3,510,322
3,000,000		PFS Financing Corp. 2024-E, Class B, 5.140%, 7/17/2028	3,028,372
5,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	5,051,366
1,237,170		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	1,210,277
6,000,000		Verizon Master Trust 2023-2, Class C, 5.380%, 4/13/2028	6,075,817
10,000,000		Verizon Master Trust 2023-5, Class C, 6.090%, 9/8/2028	10,224,485
7,250,000		Verizon Master Trust 2024-1, Class C, 5.530%, 12/20/2028	7,400,093
		TOTAL	74,711,694
		Student Loans—6.1%
1,352,103	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 6.074% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	1,340,280
3,846,897	[1]	Navient Student Loan Trust 2019-D, Class A2B, 6.260% (CME Term SOFR 1 Month +1.164%), 12/15/2059	3,855,156
6,802,348		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	6,317,616
4,910,410		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	4,603,249
12,112,222		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	11,031,928
35,827,990		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	32,468,969
27,462,138		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	24,830,064
32,209,848		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	28,674,679
2,326,085	[1]	Navient Student Loan Trust 2023-BA, Class A1B, 7.042% (30-DAY AVERAGE SOFR +1.700%), 3/15/2072	2,343,847
5,010,570	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 5.815% (CME Term SOFR 1 Month +0.854%), 4/20/2062	4,999,794
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$ 30,325,343	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 5.765% (CME Term SOFR 1 Month +0.804%), 4/20/2062	$ 30,135,211
6,438,933	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 5.810% (CME Term SOFR 1 Month +0.714%), 3/17/2053	6,334,792
16,280,361	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 5.840% (CME Term SOFR 1 Month +0.744%), 2/15/2051	16,031,516
		TOTAL	172,967,101
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,055,967,391)	1,055,353,139
		CORPORATE BONDS—24.1%
		Communications - Cable & Satellite—0.1%
3,820,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	3,927,319
		Communications - Media & Entertainment—0.3%
7,540,000		Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	7,544,516
		Communications - Telecom Wirelines—0.3%
10,000,000		AT&T, Inc., Sr. Unsecd. Note, 5.539%, 2/20/2026	9,997,991
		Consumer Cyclical - Automotive—5.2%
20,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.690% (SOFR +0.750%), 12/13/2024	20,022,605
10,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.290% (SOFR +1.450%), 11/5/2026	10,014,147
18,605,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 6/10/2026	19,161,284
20,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.875% (SOFR +0.620%), 10/15/2024	20,002,438
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.061% (SOFR +1.040%), 2/26/2027	10,011,221
8,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	8,143,942
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.800%, 6/26/2025	5,037,381
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	6,176,404
6,000,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 6.160% (SOFR +1.320%), 11/3/2025	6,043,946
10,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.890% (SOFR +2.050%), 9/13/2027	9,995,381
7,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	7,754,012
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 5.876% (SOFR +0.770%), 8/7/2026	7,041,903
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 5.575% (SOFR +0.320%), 1/13/2025	9,997,956
10,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 5.703% (SOFR +0.830%), 3/20/2026	10,015,433
		TOTAL	149,418,053
		Consumer Cyclical - Retailers—0.1%
1,660,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,677,842
		Consumer Non-Cyclical - Food/Beverage—0.3%
1,272,000	[1]	Keurig Dr Pepper, Inc., 5.787% (30-DAY AVERAGE SOFR +0.880%), 3/15/2027	1,284,183
6,070,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	6,305,320
		TOTAL	7,589,503
		Consumer Non-Cyclical - Health Care—0.3%
3,340,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	3,364,234
4,600,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	4,721,928
		TOTAL	8,086,162
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
3,420,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	3,528,058
		Consumer Non-Cyclical - Supermarkets—0.2%
7,145,000		Kroger Co., Sr. Unsecd. Note, 4.700%, 8/15/2026	7,194,908
		Energy - Midstream—0.6%
2,825,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.055%, 8/15/2026	2,895,394
1,555,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	1,606,286
6,130,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 10/1/2026	6,260,538
5,895,000		ONEOK, Inc., Sr. Unsecd. Note, 5.550%, 11/1/2026	6,030,407
		TOTAL	16,792,625
		Financial Institution - Banking—10.9%
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 5.788% (SOFR +0.650%), 11/4/2026	21,588,334
6,380,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 5.660% (SOFR +0.600%), 2/18/2025	6,386,511
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 15,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 6.161% (SOFR +0.970%), 7/22/2027	$ 15,079,425
5,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, 6.080% (SOFR +1.020%), 8/18/2026	5,044,017
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 5.527% (SOFR +0.620%), 9/15/2026	10,004,991
15,000,000	[1,3]	Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 5.984% (SOFR +0.810%), 1/27/2027	15,032,990
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 5.517% (SOFR +0.610%), 9/15/2026	19,976,445
25,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.644% (SOFR +0.420%), 10/18/2024	25,002,029
7,690,000	[1]	Citibank NA, Sr. Unsecd. Note, 5.833% (SOFR +0.708%), 8/6/2026	7,713,027
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.716% (SOFR +0.770%), 6/9/2027	15,005,824
7,695,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.879% (SOFR +0.694%), 1/25/2026	7,711,531
8,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 6.281% (SOFR +1.280%), 2/24/2028	8,086,000
3,770,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	3,923,017
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,789,365
25,975,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 5.690% (SOFR +0.400%), 7/7/2025	25,996,808
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.136% (SOFR +0.920%), 10/21/2027	12,290,661
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.142% (SOFR +1.120%), 2/24/2028	9,434,703
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 5.736% (SOFR +0.790%), 12/9/2026	10,005,775
20,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.540% (SOFR +0.600%), 12/10/2025	20,017,666
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.633% (SOFR +0.765%), 9/22/2027	12,542,459
6,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, Series BKNT, 6.335% (SOFR +1.080%), 1/14/2028	6,046,871
20,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.275% (SOFR +1.020%), 4/13/2028	20,108,978
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.628% (SOFR +0.760%), 9/29/2026	8,984,532
3,865,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	4,039,703
4,500,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 6.168% (30-DAY AVERAGE SOFR +0.950%), 1/19/2027	4,522,910
5,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 5.965% (SOFR +0.710%), 1/15/2026	5,015,144
6,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 5.993% (SOFR +1.070%), 12/11/2026	6,061,207
		TOTAL	309,410,923
		Financial Institution - Finance Companies—0.5%
7,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.750%, 6/6/2028	7,298,003
7,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	7,172,507
		TOTAL	14,470,510
		Financial Institution - Insurance - Life—2.4%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,140,152
10,000,000	[1]	MassMutual Global Funding II, Sec. Fac. Bond, 144A, 6.016% (SOFR +0.740%), 4/9/2027	10,027,171
7,690,000	[1]	Met Life Glob Funding I, Sec. Fac. Bond, 144A, 5.540% (SOFR +0.700%), 6/11/2027	7,732,123
6,000,000		Met Tower Global Funding, Sec. Fac. Bond, 144A, 4.850%, 1/16/2027	6,108,833
20,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 5.585% (SOFR +0.330%), 1/14/2025	20,004,443
20,000,000	[1]	Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 5.577% (SOFR +0.400%), 1/27/2025	20,006,226
		TOTAL	69,018,948
		Financial Institution - Insurance - P&C—0.2%
4,500,000		Aon North America, Inc., Sr. Unsecd. Note, 5.125%, 3/1/2027	4,604,757
		Technology—0.9%
9,570,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2027	9,783,029
15,340,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	15,768,056
		TOTAL	25,551,085
		Transportation - Services—0.1%
1,985,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.350%, 1/12/2027	2,023,541
		Utility - Electric—1.2%
4,535,000		American Electric Power Co., Inc., Jr. Sub. Note, 5.699%, 8/15/2025	4,572,061
3,385,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	3,525,322
25,790,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 5.554% (SOFR +0.330%), 10/18/2024	25,781,189
		TOTAL	33,878,572
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—0.4%
$ 10,000,000	Sempra Energy, Sr. Unsecd. Note, 5.400%, 8/1/2026	$ 10,191,216
	TOTAL CORPORATE BONDS (IDENTIFIED COST $679,254,329)	684,906,529
	COLLATERALIZED MORTGAGE OBLIGATIONS—19.5%
	Federal Home Loan Mortgage Corporation—12.4%
629,337	Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 5.856% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	626,241
13,897	Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 5.756% (30-DAY AVERAGE SOFR +0.414%), 4/15/2035	13,892
422,497	Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 5.976% (30-DAY AVERAGE SOFR +0.634%), 12/15/2035	419,980
113,207	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 5.916% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	112,479
453,237	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 5.866% (30-DAY AVERAGE SOFR +0.524%), 5/15/2036	449,624
181,333	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 5.836% (30-DAY AVERAGE SOFR +0.494%), 5/15/2036	180,016
94,732	Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 5.941% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	94,070
143,466	Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 5.756% (30-DAY AVERAGE SOFR +0.414%), 9/15/2036	141,198
165,006	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 5.856% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	163,270
45,412	Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 5.856% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	45,001
31,508	Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 5.906% (30-DAY AVERAGE SOFR +0.564%), 7/15/2037	31,186
656,343	Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 6.056% (30-DAY AVERAGE SOFR +0.714%), 11/15/2037	653,108
563,739	Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 5.876% (30-DAY AVERAGE SOFR +0.534%), 11/15/2037	558,487
63,929	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 6.206% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	64,077
179,286	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 6.366% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	180,619
1,619,167	Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 5.786% (30-DAY AVERAGE SOFR +0.444%), 4/15/2041	1,614,184
867,610	Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 5.806% (30-DAY AVERAGE SOFR +0.464%), 8/15/2043	855,339
16,447,390	Federal Home Loan Mortgage Corp. REMIC, Series 4494, Class FL, 5.736% (30-DAY AVERAGE SOFR +0.394%), 7/15/2045	16,123,228
879,968	Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 5.856% (30-DAY AVERAGE SOFR +0.514%), 8/15/2046	870,514
1,599,735	Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 5.806% (30-DAY AVERAGE SOFR +0.464%), 7/15/2047	1,558,993
11,757,339	Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 5.794% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	11,614,285
3,586,548	Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 5.794% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	3,549,608
17,150,875	Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 5.844% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	16,891,619
13,453,650	Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 5.744% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	13,355,804
28,252,826	Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 5.844% (30-DAY AVERAGE SOFR +0.564%), 7/25/2050	27,413,827
6,702,230	Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 5.530% (30-DAY AVERAGE SOFR +0.250%), 12/25/2050	6,364,403
37,455,075	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FQ, 6.318% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	37,399,994
23,416,858	Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 6.480% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	23,403,796
21,189,137	Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 6.480% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	21,179,818
34,451,846	Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 6.380% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	34,411,892
32,445,207	Federal Home Loan Mortgage Corp. REMIC, Series FHR, Class GF, 6.230% (30-DAY AVERAGE SOFR +0.950%), 7/25/2054	32,389,515
12,063,046	Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 5.526% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	11,978,910
6,655,929	Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 5.930% (30-DAY AVERAGE SOFR +0.584%), 5/25/2030	6,630,269
518,641	Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 5.810% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	515,245
10,779,219	Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 5.790% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	10,768,114
7,479,467	Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 5.790% (30-DAY AVERAGE SOFR +0.444%), 10/25/2030	7,443,487
7,624,858	Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 5.740% (30-DAY AVERAGE SOFR +0.394%), 10/25/2027	7,607,141
12,009,284	Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 5.760% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	11,971,870
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 12,798,490		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 5.720% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	$ 12,749,125
12,089,117		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 5.720% (30-DAY AVERAGE SOFR +0.374%), 12/25/2030	12,044,975
18,322,918		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 5.630% (30-DAY AVERAGE SOFR +0.284%), 12/25/2030	18,193,204
44,646		Federal Home Loan Mortgage Corp., Class FE, 5.856% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	44,174
		TOTAL	352,676,581
	[1]	Federal National Mortgage Association—4.5%
56,190		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 6.455% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	56,700
126,118		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 5.824% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	125,417
679,943		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 5.794% (30-DAY AVERAGE SOFR +0.514%), 7/25/2036	673,904
145,343		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 5.744% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	144,118
491,879		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 5.744% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	486,600
207,675		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 5.694% (30-DAY AVERAGE SOFR +0.414%), 12/25/2036	205,040
331,732		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 5.614% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	328,282
2,252,693		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 5.624% (30-DAY AVERAGE SOFR +0.344%), 3/25/2037	2,216,725
246,894		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 5.854% (30-DAY AVERAGE SOFR +0.574%), 9/25/2037	244,546
139,007		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 5.844% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	137,838
67,876		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 6.394% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	68,613
168,981		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 6.244% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	170,078
4,106,074		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 5.794% (30-DAY AVERAGE SOFR +0.514%), 10/25/2040	4,078,671
1,541,852		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 5.744% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	1,514,134
15,938,903		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 5.694% (30-DAY AVERAGE SOFR +0.414%), 12/25/2048	15,699,970
1,153,323		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 5.794% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	1,140,492
12,835,543		Federal National Mortgage Association REMIC, Series 2019-50, Class FA, 5.844% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	12,654,296
5,540,409		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 5.794% (30-DAY AVERAGE SOFR +0.514%), 7/25/2050	5,398,329
9,527,283		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 5.694% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	9,166,265
37,487,238		Federal National Mortgage Association REMIC, Series 2024-22, Class FA, 6.180% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	37,425,857
35,989,207		Federal National Mortgage Association REMIC, Series 2024-22, Class FB, 6.280% (30-DAY AVERAGE SOFR +1.000%), 4/30/2054	35,980,847
9,095		Federal National Mortgage Association, Class FB, 5.894% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	9,061
		TOTAL	127,925,783
	[1]	Government National Mortgage Association—1.3%
1,259,176		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 5.816% (CME Term SOFR 1 Month +0.464%), 11/20/2062	1,255,062
586,605		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 6.006% (CME Term SOFR 1 Month +0.654%), 7/20/2063	586,004
312,831		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 6.016% (CME Term SOFR 1 Month +0.664%), 7/20/2063	312,564
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Government National Mortgage Association—continued
$ 34,863,465		Government National Mortgage Association REMIC, Series 2024-114, Class FA, 6.330% (30-DAY AVERAGE SOFR +0.000%), 7/20/2054	$ 34,901,617
		TOTAL	37,055,247
		Non-Agency Mortgage—1.3%
3,275,700		BRASS PLC, Class A1, 0.669%, 4/16/2069	3,256,043
22,473,336		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	22,713,949
75,217	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 6.175% (CME Term SOFR 1 Month +1.214%), 11/20/2035	57,205
30,674	[1]	Impac CMB Trust 2004-7, Class 1A2, 5.889% (CME Term SOFR 1 Month +1.034%), 11/25/2034	30,183
73,095	[1]	Impac CMB Trust 2004-9, Class 1A2, 5.849% (CME Term SOFR 1 Month +0.994%), 1/25/2035	70,988
11,656,727	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.998% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	10,911,124
88,306	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 5.910% (CME Term SOFR 1 Month +0.814%), 11/15/2031	83,894
413,123		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	356,515
170,101	[1]	Washington Mutual 2006-AR1, Class 2A1B, 6.193% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	159,712
292,389	[1]	Washington Mutual 2006-AR15, Class 1A, 5.963% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	269,926
163,534	[1]	Washington Mutual 2006-AR17, Class 1A, 4.390% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	141,275
		TOTAL	38,050,814
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $559,991,734)	555,708,425
		U.S. TREASURIES—5.3%
		U.S. Treasury Bills—1.8%
50,000,000		United States Treasury Bill, 4.662%, 10/24/2024	49,848,940
	[1]	U.S. Treasury Notes—3.5%
100,000,000	[1]	United States Treasury Floating Rate Notes, 4.792% (91-day T-Bill +0.200%), 10/1/2024	99,979,130
		TOTAL U.S. TREASURIES (IDENTIFIED COST $149,870,997)	149,828,070
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.4%
		Commercial Mortgage—3.4%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 6.643% (CME Term SOFR 1 Month +1.547%), 7/15/2035	19,987,500
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	37,625,092
22,000,000	[1]	JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 7.472% (CME Term SOFR 1 Month +2.390%), 6/15/2039	21,958,801
18,000,000	[1]	ORL TRUST 2023-GLKS, Class A, 7.446% (CME Term SOFR 1 Month +2.350%), 10/15/2028	18,039,292
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $98,994,617)	97,610,685
		MORTGAGE-BACKED SECURITIES—1.8%
		Federal Home Loan Mortgage Corporation—0.9%
24,123,933		Federal Home Loan Mortgage Corp., Pool SD8431, 5.500%, 5/1/2054	24,407,480
		Federal National Mortgage Association—0.9%
212,077		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	221,795
24,471,225		Federal National Mortgage Association, Pool DB0774, 6.000%, 3/1/2054	25,009,353
		TOTAL	25,231,148
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $48,953,767)	49,638,628
		AGENCY RISK TRANSFER SECURITIES—0.8%
12,000,000		FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 8.363% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	12,573,783
11,000,000		FNMA - CAS 2023-R08, Series 2023-R08, Class 1M2, 7.821% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043	11,188,983
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $23,000,000)	23,762,766
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
239,374		FNMA ARM, 4.481%, 8/1/2033	233,784
12,998		FNMA ARM, 4.935%, 4/1/2030	12,822
233,470		FNMA ARM, 5.045%, 7/1/2034	228,930
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association—continued
$ 28,095		FNMA ARM, 6.562%, 5/1/2040	$ 28,079
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $520,693)	503,615
		INVESTMENT COMPANIES—8.8%
4,683,508		Bank Loan Core Fund	40,652,847
133,309,053		Federated Hermes Government Obligations Fund, Premier Shares, 4.84%[4]	133,309,053
8,088,625		High Yield Bond Core Fund	46,266,937
3,386,005		Project and Trade Finance Core Fund	30,000,000
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $248,859,950)	250,228,837
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $2,865,413,478)[5]	2,867,540,694
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[6]	(22,924,778)
		TOTAL NET ASSETS—100%	$2,844,615,916
At September 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
United States Treasury Notes 5-Year Short Futures	625	$68,676,758	December 2024	$36,001
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2024, were as follows:
Affiliates	Value as of 9/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2024	Shares Held as of 9/30/2024	Dividend Income
Bank Loan Core Fund	$13,509,767	$41,113,964	$(13,810,840)	$2,050,019	$(2,210,063)	$40,652,847	4,683,508	$1,118,568
Federated Hermes Government Obli- gations Fund, Premier Shares*	$5,112,500	$951,811,009	$(823,614,456)	$—	$—	$133,309,053	133,309,053	$3,811,676
Federated Hermes Institutional Prime Value Obligations Fund, Insti- tutional Shares	$96,509,951	$1,241,371,856	$(1,337,855,850)	$440	$(26,397)	$—	—	$4,293,000
High Yield Bond Core Fund	$—	$44,734,437	$—	$1,532,500	$—	$46,266,937	8,088,625	$1,984,905
Project and Trade Finance Core Fund	$—	$30,000,000	$—	$—	$—	$30,000,000	3,386,005	$—
TOTAL OF AFFILIATED TRANS- ACTIONS	$115,132,218	$2,309,031,266	$(2,175,281,146)	$3,582,959	$(2,236,460)	$250,228,837	149,467,191	$11,208,149

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $2,865,413,478.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Annual Financial Statements and Additional Information

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$1,055,353,139	$0	$1,055,353,139
Corporate Bonds	—	684,906,529	—	684,906,529
Collateralized Mortgage Obligations	—	555,708,425	—	555,708,425
U.S. Treasuries	—	149,828,070	—	149,828,070
Commercial Mortgage-Backed Securities	—	97,610,685	—	97,610,685
Mortgage-Backed Securities	—	49,638,628	—	49,638,628
Agency Risk Transfer Securities	—	23,762,766	—	23,762,766
Adjustable Rate Mortgages	—	503,615	—	503,615
Investment Companies	220,228,837	—	—	220,228,837
Other Investments[1]	—	—	—	30,000,000
TOTAL SECURITIES	$220,228,837	$2,617,311,857	$0	$2,867,540,694
Other Financial Instruments:[2]
Assets	$36,001	$—	$—	$36,001

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $30,000,000 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.09	$8.96	$9.22	$9.19	$9.16
Income From Investment Operations:
Net investment income (loss)[1]	0.41	0.24	0.08	0.06	0.15
Net realized and unrealized gain (loss)	0.21	0.14	(0.26)	0.04	0.03
Total From Investment Operations	0.62	0.38	(0.18)	0.10	0.18
Less Distributions:
Distributions from net investment income	(0.41)	(0.25)	(0.08)	(0.07)	(0.15)
Net Asset Value, End of Period	$9.30	$9.09	$8.96	$9.22	$9.19
Total Return[2]	7.00%	4.35%	(1.96)%	1.07%	2.03%
Ratios to Average Net Assets:
Net expenses[3]	0.51%	0.51%	0.51%	0.51%	0.56%
Net investment income	4.47%	2.65%	0.82%	0.69%	1.65%
Expense waiver/reimbursement[4]	0.13%	0.11%	0.09%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$289,980	$345,077	$792,306	$1,604,459	$664,369
Portfolio turnover[5]	49%	12%	16%	26%	47%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.08	$8.96	$9.22	$9.19	$9.15
Income From Investment Operations:
Net investment income (loss)[1]	0.42	0.25	0.09	0.08	0.17
Net realized and unrealized gain (loss)	0.23	0.14	(0.26)	0.03	0.04
Total From Investment Operations	0.65	0.39	(0.17)	0.11	0.21
Less Distributions:
Distributions from net investment income	(0.43)	(0.27)	(0.09)	(0.08)	(0.17)
Net Asset Value, End of Period	$9.30	$9.08	$8.96	$9.22	$9.19
Total Return[2]	7.27%	4.39%	(1.82)%	1.22%	2.36%
Ratios to Average Net Assets:
Net expenses[3]	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	4.62%	2.83%	0.99%	0.85%	1.91%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.07%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,559,408	$2,144,885	$4,161,788	$6,845,790	$3,669,765
Portfolio turnover[5]	49%	12%	16%	26%	47%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.08	$8.96	$9.22	$9.19	$9.15
Income From Investment Operations:
Net investment income (loss)[1]	0.42	0.25	0.08	0.06	0.16
Net realized and unrealized gain (loss)	0.22	0.13	(0.26)	0.04	0.04
Total From Investment Operations	0.64	0.38	(0.18)	0.10	0.20
Less Distributions:
Distributions from net investment income	(0.42)	(0.26)	(0.08)	(0.07)	(0.16)
Net Asset Value, End of Period	$9.30	$9.08	$8.96	$9.22	$9.19
Total Return[2]	7.17%	4.29%	(1.91)%	1.12%	2.20%
Ratios to Average Net Assets:
Net expenses[3]	0.46%	0.46%	0.46%	0.46%	0.56%
Net investment income	4.53%	2.80%	0.94%	0.76%	1.80%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.06%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,162	$13,286	$15,180	$16,322	$17,458
Portfolio turnover[5]	49%	12%	16%	26%	47%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.08	$8.96	$9.22	$9.19	$9.15
Income From Investment Operations:
Net investment income (loss)[1]	0.44	0.26	0.10	0.08	0.16
Net realized and unrealized gain (loss)	0.21	0.13	(0.27)	0.03	0.05
Total From Investment Operations	0.65	0.39	(0.17)	0.11	0.21
Less Distributions:
Distributions from net investment income	(0.43)	(0.27)	(0.09)	(0.08)	(0.17)
Net Asset Value, End of Period	$9.30	$9.08	$8.96	$9.22	$9.19
Total Return[2]	7.28%	4.40%	(1.81)%	1.23%	2.37%
Ratios to Average Net Assets:
Net expenses[3]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	4.77%	2.86%	1.04%	0.85%	1.70%
Expense waiver/reimbursement[4]	0.05%	0.05%	0.04%	0.05%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$983,066	$437,282	$744,800	$805,078	$313,440
Portfolio turnover[5]	49%	12%	16%	26%	47%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
September 30, 2024

Assets:
Investment in securities, at value including $501,100 of securities loaned and $250,228,837 of investments in affiliated holdings* (identified cost $2,865,413,478, including $248,859,950 of identified cost in affiliated holdings)	$2,867,540,694
Cash	143,450
Due from broker (Note 2)	812,500
Income receivable	10,704,304
Income receivable from affiliated holdings	1,033,887
Receivable for shares sold	4,849,538
Receivable for variation margin on futures contracts	229,447
Total Assets	2,885,313,820
Liabilities:
Payable for investments purchased	30,442,658
Payable for shares redeemed	7,577,068
Payable for collateral due to broker for securities lending (Note 2)	515,000
Income distribution payable	1,752,746
Payable for investment adviser fee (Note 5)	18,947
Payable for administrative fee (Note 5)	6,010
Payable for other service fees (Notes 2 and 5)	34,844
Accrued expenses (Note 5)	350,631
Total Liabilities	40,697,904
Net assets for 305,905,292 shares outstanding	$2,844,615,916
Net Assets Consist of:
Paid-in capital	$2,948,261,724
Total distributable earnings (loss)	(103,645,808)
Total Net Assets	$2,844,615,916
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($289,980,421 ÷ 31,165,367) shares outstanding, $0.001 par value, 2,000,000,000 shares authorized	$9.30
Institutional Shares:
Net asset value per share ($1,559,408,116 ÷ 167,700,223) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.30
Service Shares:
Net asset value per share ($12,161,591 ÷ 1,307,316) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.30
Class R6 Shares:
Net asset value per share ($983,065,788 ÷ 105,732,386) shares outstanding, $0.001 par value, 500,000,000 shares authorized	$9.30

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended September 30, 2024

Investment Income:
Interest	$128,834,389
Dividends (including $10,990,864 received from affiliated holdings*)	10,973,865
Net income on securities loaned (includes $217,285 earned from affiliated holdings related to cash collateral balances) (Note 2)	11,893
TOTAL INCOME	139,820,147
Expenses:
Investment adviser fee (Note 5)	8,075,596
Administrative fee (Note 5)	2,167,895
Custodian fees	82,759
Transfer agent fees (Note 2)	1,272,018
Directors’/Trustees’ fees (Note 5)	14,909
Auditing fees	39,306
Legal fees	10,758
Portfolio accounting fees	221,853
Other service fees (Notes 2 and 5)	476,851
Share registration costs	183,658
Printing and postage	99,571
Taxes	101
Miscellaneous (Note 5)	34,307
TOTAL EXPENSES	12,679,582
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,345,993)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(767,440)
TOTAL WAIVER AND REIMBURSEMENTS	(2,113,433)
Net expenses	10,566,149
Net investment income	129,253,998
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(2,236,460) on sales of investments in affiliated holdings*)	(15,989,523)
Net realized loss on futures contracts	(1,839,850)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $3,582,959 on investments in affiliated holdings*)	83,197,082
Net change in unrealized appreciation of futures contracts	36,001
Net realized and unrealized gain (loss) on investments and futures contracts	65,403,710
Change in net assets resulting from operations	$194,657,708

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended September 30	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$129,253,998	$108,719,731
Net realized gain (loss)	(17,829,373)	(80,417,817)
Net change in unrealized appreciation/depreciation	83,233,083	129,530,011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	194,657,708	157,831,925
Distributions to Shareholders:
Class A Shares	(13,823,162)	(13,684,970)
Institutional Shares	(80,297,759)	(80,360,983)
Service Shares	(570,735)	(398,798)
Class R6 Shares	(34,358,061)	(15,956,251)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(129,049,717)	(110,401,002)
Share Transactions:
Proceeds from sale of shares	1,534,975,399	950,868,338
Net asset value of shares issued to shareholders in payment of distributions declared	105,675,908	83,099,312
Cost of shares redeemed	(1,802,173,889)	(3,854,942,553)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(161,522,582)	(2,820,974,903)
Change in net assets	(95,914,591)	(2,773,543,980)
Net Assets:
Beginning of period	2,940,530,507	5,714,074,487
End of period	$2,844,615,916	$2,940,530,507
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
September 30, 2024
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $2,113,433 is disclosed in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended September 30, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$303,916	$(239,903)
Institutional Shares	884,436	(523,905)
Service Shares	6,427	(3,632)
Class R6 Shares	77,239	—
TOTAL	$1,272,018	$(767,440)
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. The Fund will incur or pay up to 0.15% and 0.10% of the maximum 0.25% on Class A Shares and Service Shares, respectively, until such time as approved by the Directors. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended September 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$464,421
Service Shares	12,430
TOTAL	$476,851
For the year ended September 30, 2024, the Fund’s Institutional Shares did not incur other service fees. The Fund’s Institutional Shares will not incur and pay such fees until such time as approved by the Directors.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $22,804,688. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
At September 30, 2024, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Annual Financial Statements and Additional Information

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of September 30, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$501,100	$515,000
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$36,001*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(1,839,850)
Annual Financial Statements and Additional Information

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$36,001
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 9/30/2024		Year Ended 9/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,615,539	$51,761,789	7,245,456	$65,111,832
Shares issued to shareholders in payment of distributions declared	1,423,546	13,102,023	1,466,769	13,224,436
Shares redeemed	(13,855,271)	(127,348,314)	(59,131,336)	(531,613,001)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,816,186)	$(62,484,502)	(50,419,111)	$(453,276,733)
	Year Ended 9/30/2024		Year Ended 9/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	59,577,298	$548,118,785	81,651,501	$734,240,917
Shares issued to shareholders in payment of distributions declared	7,029,190	64,672,392	6,432,279	58,007,771
Shares redeemed	(135,124,491)	(1,239,444,753)	(316,448,949)	(2,843,612,593)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(68,518,003)	$(626,653,576)	(228,365,169)	$(2,051,363,905)
	Year Ended 9/30/2024		Year Ended 9/30/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	87,394	$804,153	136,438	$1,228,895
Shares issued to shareholders in payment of distributions declared	61,362	564,842	43,719	394,493
Shares redeemed	(304,112)	(2,793,981)	(411,491)	(3,705,353)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(155,356)	$(1,424,986)	(231,334)	$(2,081,965)
	Year Ended 9/30/2024		Year Ended 9/30/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	101,601,093	$934,290,672	16,731,310	$150,286,694
Shares issued to shareholders in payment of distributions declared	2,964,849	27,336,651	1,272,196	11,472,612
Shares redeemed	(47,000,319)	(432,586,841)	(52,995,912)	(476,011,606)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	57,565,623	$529,040,482	(34,992,406)	$(314,252,300)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(17,923,922)	$(161,522,582)	(314,008,020)	$(2,820,974,903)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$129,049,717	$110,401,002
Annual Financial Statements and Additional Information

As of September 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(303,096)
Net unrealized appreciation	$2,127,216
Capital loss carryforwards	$(105,469,928)
TOTAL	$(103,645,808)
At September 30, 2024, the cost of investments for federal tax purposes was $2,865,413,478. The net unrealized appreciation of investments for federal tax purposes was $2,127,216. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $22,442,241 and unrealized depreciation from investments for those securities having an excess of cost over value of $20,315,025. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for mark-to-market on futures contracts.
As of September 30, 2024, the Fund had a capital loss carryforward of $105,469,928 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$10,384,630	$95,085,298	$105,469,928
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended September 30, 2024, the Adviser voluntarily waived $1,218,793 of its fee and voluntarily reimbursed $767,440 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2024, the Adviser reimbursed $127,200.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2024, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the year ended September 30, 2024, FSSC received $1,837 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Annual Financial Statements and Additional Information

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2024, were as follows:
Purchases	$863,618,111
Sales	$1,488,960,621
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2024, the Fund had no outstanding loans. During the year ended September 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2024, there were no outstanding loans. During the year ended September 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended September 30, 2024, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Federated Hermes Total Return Series, Inc. and THE Shareholders of Federated Hermes Ultrashort Bond Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Ultrashort Bond Fund (the Fund), a portfolio of Federated Hermes Total Return Series, Inc., including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 21, 2024
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Ultrashort Bond Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 1 basis point, such reduction to be effective August 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Ultrashort Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
CUSIP 31428Q713
29291 (11/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Core Bond Fund: Not Applicable.

Federated Hermes Ultrashort Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Core Bond Fund: Not Applicable.

Federated Hermes Ultrashort Bond Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Core Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Ultrashort Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Core Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Ultrashort Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Total Return Series, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  November 21, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2024